Trade and Other Payables- Schedule of Currency Profiles of the Company’s Trade and Other Payables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables	$ 2,115,571	RM 8,635,770	RM 8,134,186
Malaysian Ringgit [Member]
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables	301,844	1,232,129	1,117,336
United States Dollar [Member]
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables	1,446,550	5,904,818	5,805,035
Euro [Member]
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables	227,664	929,327	523,228
Singapore Dollar [Member]
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables	7,487	30,562	13,730
Japanese Yen [Member]
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables			104,641
Thai Baht [Member]
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables	14,790	60,374
Others [Member]
Schedule of Currency Profiles of the Company’s Trade and Other Payables [Member]
Trade and other payables	$ 117,236	RM 478,560	RM 570,216